Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation
Stock-Based Compensation

9. Stock-Based Compensation

        Stock-based compensation for the Company includes amortization related to all stock options, RSUs and shares issued under the ESPP, based on the grant-date estimated fair value. The Company estimates the fair value of stock options and shares issued under the ESPP on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes model determines the fair value of stock-based payment awards based on the fair market value of the Company's common stock on the date of grant and is affected by assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the fair value of the Company's common stock, and the volatility over the expected term of the awards.The fair value for the Company's employee stock options was estimated at the date of grant using the Black-Scholes valuation model with the following weighted average assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected term (years)	5.6	6.1	5.9	6.0
Expected volatility	63.6%	51.7%	57.2%	49.3%
Risk-free interest rate	1.8%	1.2%	2.2%	1.4%
Dividend rate	—	—	—	—

        As of September 30, 2017 and December 31, 2016, the total unamortized compensation expense related to stock option awards granted to employees and directors was $6,465,000 and $12,312,000, which is expected to be amortized over the next 1.1 and 2.3 years, respectively.

        The fair value of the shares to be issued under the Company's ESPP was estimated using the Black-Scholes valuation model with the following assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected term (years)	0.5	0.5	0.5	0.5
Expected volatility	117.1%	85.5%	109.2%	72.1%
Risk-free interest rate	9.40%	0.49%	7.80%	0.41%
Dividend rate	—	—	—	—

        Total stock-based compensation expense related to stock-based awards recognized during the three and nine months ended September 30, 2017 and 2016, is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Cost of revenues	$72	$165	$328	$403
Research and development expenses	509	647	1,550	1,990
Selling, general and administrative expenses	739	900	2,319	2,908

	$1,320	$1,712	$4,197	$5,301

13. Stock-Based Compensation

        Stock-based compensation for the Company includes amortization related to all stock options, RSUs and shares issued under the ESPP, based on the grant-date estimated fair value. The Company estimates the fair value of stock options and shares issued under the ESPP on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes model determines the fair value of stock-based payment awards based on the fair market value of the Company's common stock on the date of grant and is affected by assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the fair value of the Company's common stock, and the volatility over the expected term of the awards. The Company has opted to use the "simplified method" for estimating the expected term of options, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option. Prior to the Company's IPO in January 2015, due to the Company's limited operating history and a lack of company specific historical and implied volatility data, the Company based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting these public companies on which it has based its expected stock price volatility, the Company selected companies with comparable characteristics to it, including enterprise value, stage of development, risk profile, and position within the industry as well as selecting companies with historical share price information sufficient to meet the expected life of the stock-based awards. The historical volatility data was computed using the daily closing prices for the selected companies' shares during the equivalent period of the calculated expected term of the share-based payments. Following the closing of the Company's IPO, the Company supplements its own available company specific historical volatility with the volatility of the previously selected peer group of publicly traded companies. The Company will continue to analyze the historical stock price volatility and expected term assumptions as more historical data for the Company's common stock becomes available. The risk-free rate assumption is based on the U.S. Treasury instruments with maturities similar to the expected term of the Company's stock options. The expected dividend assumption is based on the Company's history of not paying dividends and its expectation that it will not declare dividends for the foreseeable future.

        As noncash stock-based compensation expense recognized in the financial statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. The Company estimates a forfeiture rate for its stock options and RSUs based on an analysis of its actual forfeitures based on actual forfeiture experience and other factors. Forfeitures are estimated at the time of grant and revised, if necessary, over the service period to the extent that actual forfeitures differ, or are expected to differ, from prior estimates. Forfeitures are estimated based on estimated future employee turnover and historical experience. The fair value for the Company's employee stock options was estimated at the date of grant using the Black-Scholes valuation model with the following average assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected term (years)	6.1	6.3	6.3
Expected volatility	49.7%	49.8%	59.1%
Risk-free interest rate	1.5%	1.8%	1.8%
Dividend rate	—	—	—

        As of December 31, 2016 and 2015, the total unamortized compensation expense related to stock options granted to employees and directors was $12,312,000 and $16,871,000, which is expected to be amortized over the next 2.33 and 3.15 years, respectively.

        The fair value of the shares to be issued under the Company's ESPP was estimated using the Black-Scholes valuation model with the following assumptions:

	Year Ended December 31,
	2016	2015
Expected term (years)	0.5	0.5
Expected volatility	72.1%	46.2%
Risk-free interest rate	0.41%	0.17%
Dividend rate	—	—

        The Company measures the fair value of RSUs using the closing stock price of a share of the Company's common stock on the grant date and is recognized as expense on a straight-line basis over the vesting period of the award. The total fair value of shares vested pursuant to RSUs in the year ended December 31, 2016 and 2015 was $486,000 and zero, respectively. As of December 31, 2016, total unamortized stock-based compensation expense related to unvested RSUs was $2,780,000, with a weighted-average remaining recognition period of 3.05 years.

        Total noncash stock-based compensation expense relating to the Company's stock options, ESPP and RSUs recognized, before taxes, during the years ended December 31, 2016, 2015 and 2014, is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of revenues	$608	$346	$55
Research and development expenses	2,732	2,489	155
Selling, general and administrative expenses	4,052	3,064	431

	$7,392	$5,899	$641